UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Export and Multinational Fund
Export and Multinational
Class K

May 31, 2010

1.802195.106

EXF-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.0%
Hotels, Restaurants & Leisure - 2.5%
McDonald's Corp.	696,400	$ 46,568
Starwood Hotels & Resorts Worldwide, Inc.	115,000	5,319
Wyndham Worldwide Corp.	643,100	15,177
		67,064
Media - 2.6%
Naspers Ltd. Class N	346,000	13,561
The Walt Disney Co.	931,200	31,121
Time Warner, Inc.	778,500	24,126
		68,808
Multiline Retail - 2.3%
Kohl's Corp. (a)	301,500	15,301
Macy's, Inc.	730,000	16,213
Target Corp.	536,500	29,255
		60,769
Specialty Retail - 2.1%
Best Buy Co., Inc.	500,000	21,125
Inditex SA	145,584	8,134
Lowe's Companies, Inc.	1,037,200	25,671
		54,930
Textiles, Apparel & Luxury Goods - 1.5%
Phillips-Van Heusen Corp.	282,500	15,461
VF Corp.	298,700	23,104
		38,565
TOTAL CONSUMER DISCRETIONARY		290,136
CONSUMER STAPLES - 11.7%
Beverages - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	697,700	11,624
Molson Coors Brewing Co. Class B	1,041,300	42,735
		54,359
Food & Staples Retailing - 1.6%
Wal-Mart Stores, Inc.	830,900	42,010
Food Products - 1.4%
Archer Daniels Midland Co.	210,300	5,314
Smithfield Foods, Inc. (a)	312,100	5,381
Unilever NV (NY Shares) unit	987,200	26,960
		37,655
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 3.4%
Colgate-Palmolive Co.	499,900	$ 39,037
Procter & Gamble Co.	814,900	49,782
		88,819
Personal Products - 0.4%
Herbalife Ltd.	254,951	11,511
Tobacco - 2.9%
Altria Group, Inc.	2,650,100	53,771
British American Tobacco PLC sponsored ADR	376,400	22,038
		75,809
TOTAL CONSUMER STAPLES		310,163
ENERGY - 11.5%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	481,300	18,357
Cameron International Corp. (a)	411,000	14,878
Halliburton Co.	703,000	17,455
Schlumberger Ltd.	191,000	10,725
Smith International, Inc.	422,000	15,850
Transocean Ltd. (a)	117,800	6,688
		83,953
Oil, Gas & Consumable Fuels - 8.3%
Chevron Corp.	783,500	57,877
Exxon Mobil Corp.	1,031,100	62,340
Marathon Oil Corp.	614,700	19,111
Massey Energy Co.	390,800	12,943
Southwestern Energy Co. (a)	661,900	24,894
Valero Energy Corp.	739,300	13,810
XTO Energy, Inc.	717,900	30,683
		221,658
TOTAL ENERGY		305,611
FINANCIALS - 15.7%
Capital Markets - 3.4%
Bank of New York Mellon Corp.	631,100	17,166
Goldman Sachs Group, Inc.	256,800	37,046
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
GP Investments, Ltd. unit (a)	2,968,932	$ 10,653
Morgan Stanley	883,900	23,963
		88,828
Commercial Banks - 5.1%
BB&T Corp.	485,300	14,675
M&T Bank Corp. (c)	81,300	6,442
PNC Financial Services Group, Inc.	326,600	20,494
Regions Financial Corp.	1,981,000	15,115
Southwest Bancorp, Inc., Oklahoma	113,782	1,759
SunTrust Banks, Inc.	496,648	13,385
Wells Fargo & Co.	2,145,200	61,546
Zions Bancorp.	121,000	2,898
		136,314
Diversified Financial Services - 5.1%
Bank of America Corp.	3,993,600	62,859
Citigroup, Inc. (a)	8,058,000	31,910
JPMorgan Chase & Co.	1,048,200	41,488
		136,257
Insurance - 2.1%
Berkshire Hathaway, Inc. Class B (a)	451,000	31,818
MetLife, Inc.	554,400	22,448
		54,266
TOTAL FINANCIALS		415,665
HEALTH CARE - 12.4%
Biotechnology - 0.6%
BioMarin Pharmaceutical, Inc. (a)	819,700	16,001
Health Care Equipment & Supplies - 0.5%
C. R. Bard, Inc.	170,100	13,773
Health Care Providers & Services - 2.8%
Diagnosticos da America SA	653,900	5,382
Express Scripts, Inc. (a)	206,400	20,764
McKesson Corp.	192,200	13,454
Medco Health Solutions, Inc. (a)	366,300	21,117
Quest Diagnostics, Inc.	251,100	13,246
		73,963
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	726,700	13,669
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 2.9%
Life Technologies Corp. (a)	314,100	$ 15,724
PAREXEL International Corp. (a)	235,300	5,248
PerkinElmer, Inc.	1,235,200	28,027
Thermo Fisher Scientific, Inc. (a)	495,400	25,791
		74,790
Pharmaceuticals - 5.1%
Aspen Pharmacare Holdings Ltd. (a)	1,042,400	10,739
Johnson & Johnson	1,123,500	65,500
Merck & Co., Inc.	1,375,400	46,337
Teva Pharmaceutical Industries Ltd. sponsored ADR	234,980	12,882
		135,458
TOTAL HEALTH CARE		327,654
INDUSTRIALS - 10.5%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	388,000	16,595
Precision Castparts Corp.	152,400	17,785
United Technologies Corp.	668,900	45,070
		79,450
Construction & Engineering - 0.6%
Fluor Corp.	348,900	16,370
Electrical Equipment - 0.8%
Cooper Industries PLC Class A	466,618	21,917
Industrial Conglomerates - 2.8%
General Electric Co.	4,502,700	73,618
Machinery - 1.9%
Commercial Vehicle Group, Inc. (a)	312,448	3,718
Cummins, Inc.	360,100	24,480
Ingersoll-Rand Co. Ltd.	400,700	14,950
PACCAR, Inc.	192,700	7,901
		51,049
Road & Rail - 1.4%
Union Pacific Corp.	518,500	37,036
TOTAL INDUSTRIALS		279,440
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.7%
Adtran, Inc.	765,302	$ 20,992
Cisco Systems, Inc. (a)	840,000	19,454
Juniper Networks, Inc. (a)	149,800	3,988
		44,434
Computers & Peripherals - 4.7%
Apple, Inc. (a)	279,900	71,979
Hewlett-Packard Co.	1,152,100	53,008
		124,987
Electronic Equipment & Components - 1.2%
Agilent Technologies, Inc. (a)	720,000	23,299
VST Holdings Ltd.	22,882,000	8,052
		31,351
Internet Software & Services - 1.2%
OpenTable, Inc. (c)	310,598	12,837
Rackspace Hosting, Inc. (a)	994,077	17,496
		30,333
IT Services - 2.0%
Accenture PLC Class A	347,700	13,046
MasterCard, Inc. Class A	102,400	20,661
Visa, Inc. Class A	282,600	20,477
		54,184
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (a)	797,600	6,835
ASML Holding NV (NY Shares)	378,400	10,694
Intel Corp.	2,155,400	46,169
Marvell Technology Group Ltd. (a)	708,200	13,442
Micron Technology, Inc. (a)	1,522,316	13,838
Teradyne, Inc. (a)	986,486	10,832
		101,810
Software - 5.1%
Citrix Systems, Inc. (a)	373,600	16,293
Microsoft Corp.	1,294,800	33,406
Nuance Communications, Inc. (a)	838,600	14,286
Oracle Corp.	1,674,300	37,789
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	517,398	$ 15,165
Salesforce.com, Inc. (a)	219,700	19,011
		135,950
TOTAL INFORMATION TECHNOLOGY		523,049
MATERIALS - 2.6%
Chemicals - 0.7%
Dow Chemical Co.	737,100	19,835
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	700,500	21,246
Metals & Mining - 1.1%
Newmont Mining Corp.	523,800	28,191
TOTAL MATERIALS		69,272
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.5%
Qwest Communications International, Inc.	2,522,400	13,217
Wireless Telecommunication Services - 1.4%
Sprint Nextel Corp. (a)	6,964,100	35,726
TOTAL TELECOMMUNICATION SERVICES		48,943
UTILITIES - 0.4%
Gas Utilities - 0.3%
Xinao Gas Holdings Ltd.	2,634,000	6,986
Independent Power Producers & Energy Traders - 0.1%
Terna Energy SA	710,918	3,201
TOTAL UTILITIES		10,187
TOTAL COMMON STOCKS (Cost $2,572,330)		2,580,120
Preferred Stocks - 0.5%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.5%
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Ning, Inc. Series D 8.00% (a)(f)	1,398,601	$ 8,245
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc. 8.00% (a)(f)	910,747	3,898
TOTAL CONVERTIBLE PREFERRED STOCKS		12,143
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(f)	2,191,637	1,315
TOTAL PREFERRED STOCKS (Cost $25,001)		13,458
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.15% 7/8/10 (d) (Cost $6,099)	$ 6,100	6,099
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 0.23% (e)	91,230,746	91,231
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	7,018,650	7,019
TOTAL MONEY MARKET FUNDS (Cost $98,250)		98,250
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $2,701,680)		2,697,927
NET OTHER ASSETS - (1.8)%		(47,455)
NET ASSETS - 100%		2,650,472
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
117 CME E-mini S&P 500 Index Contracts	June 2010	$ 6,368	$ (425)

The face value of futures purchased as a percentage of net assets - 0.2%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,100,000.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,458,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 10,000
Slide, Inc. Series D	1/14/08	$ 10,000
Trion World Network, Inc. 8.00%	8/22/08	$ 5,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 112
Fidelity Securities Lending Cash Central Fund	137
Total	$ 249
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
OpenTable, Inc.	$ 15,506	$ 21,408	$ 36,700	$ -	$ -
Total	$ 15,506	$ 21,408	$ 36,700	$ -	$ -
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 290,136	$ 290,136	$ -	$ -
Consumer Staples	310,163	310,163	-	-
Energy	305,611	305,611	-	-
Financials	423,910	415,665	-	8,245
Health Care	327,654	327,654	-	-
Industrials	279,440	279,440	-	-
Information Technology	526,947	523,049	-	3,898
Materials	69,272	69,272	-	-
Telecommunication Services	50,258	48,943	-	1,315
Utilities	10,187	10,187	-	-
U.S. Government and Government Agency Obligations	6,099	-	6,099	-
Money Market Funds	98,250	98,250	-	-
Total Investments in Securities:	$ 2,697,927	$ 2,678,370	$ 6,099	$ 13,458
Derivative Instruments:
Liabilities
Futures Contracts	$ (425)	$ (425)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 15,964
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,506)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 13,458
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ (2,506)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $2,714,799,000. Net unrealized depreciation aggregated $16,872,000, of which $145,584,000 related to appreciated investment securities and $162,456,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2010